Other Long-Term Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Post-retirement and post-employment benefit liability (Note 20)	$ 1,781	$ 1,705
Pension benefit liability (Note 20)	1,660	1,125
Environmental liabilities (Note 21)	100	111
Lease obligations (Note 23)	65	66
Due to related parties (Note 29)	32	40
Derivative liabilities (Note 18)	14	0
Asset retirement obligations (Note 22)	13	10
Long-term accounts payable	5	5
Other long-term liabilities	16	11
Other long-term liabilities	$ 3,686	$ 3,073